UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

SALOMON BROTHERS SERIES FUNDS INC.

ALL CAP VALUE FUND

BALANCED FUND

LARGE CAP GROWTH FUND

SMALL CAP GROWTH FUND

FORM N-Q

MARCH 31, 2006

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.5%
4,200	Lear Corp.	$74,466

Leisure Equipment & Products - 1.1%
6,800	Hasbro Inc.	143,480

Media - 9.3%
4,200	Clear Channel Communications Inc.	121,842
18,000	Interpublic Group of Cos. Inc.*	172,080
17,900	News Corp., Class B Shares	314,324
12,300	Pearson PLC	170,715
13,000	Time Warner Inc.	218,270
9,400	Walt Disney Co.	262,166

	Total Media	1,259,397

Specialty Retail - 1.2%
3,800	Home Depot Inc.	160,740

	TOTAL CONSUMER DISCRETIONARY	1,638,083

CONSUMER STAPLES - 6.2%
Beverages - 0.6%
1,100	Molson Coors Brewing Co., Class B Shares	75,482

Food & Staples Retailing - 2.8%
7,000	Safeway Inc.	175,840
4,400	Wal-Mart Stores Inc.	207,856

	Total Food & Staples Retailing	383,696

Food Products - 2.5%
4,100	Kraft Foods Inc., Class A Shares	124,271
8,400	Unilever PLC	86,051
3,200	Unilever PLC, Sponsored ADR	131,424

	Total Food Products	341,746

Household Products - 0.3%
600	Kimberly-Clark Corp.	34,680

	TOTAL CONSUMER STAPLES	835,604

ENERGY - 9.4%
Energy Equipment & Services - 3.2%
2,600	Baker Hughes Inc.	177,840
4,100	GlobalSantaFe Corp.	249,075

	Total Energy Equipment & Services	426,915

Oil, Gas & Consumable Fuels - 6.2%
2,700	Anadarko Petroleum Corp.	272,727
500	BP PLC, Sponsored ADR	34,470
2,300	Chevron Corp.	133,331
1,100	ConocoPhillips	69,465
2,100	Exxon Mobil Corp.	127,806
1,000	Murphy Oil Corp.	49,820
7,300	Williams Cos. Inc.	156,147

	Total Oil, Gas & Consumable Fuels	843,766

	TOTAL ENERGY	1,270,681

FINANCIALS - 21.6%
Capital Markets - 3.9%
760	Ameriprise Financial Inc.	34,245
300	Goldman Sachs Group Inc.	47,088
3,900	Merrill Lynch & Co. Inc.	307,164
2,200	State Street Corp.	132,946

	Total Capital Markets	521,443

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks - 3.8%
5,906	Bank of America Corp.	$268,959
16	Mitsubishi UFJ Financial Group Inc.	245,117

	Total Commercial Banks	514,076

Consumer Finance - 1.5%
3,800	American Express Co.	199,690

Diversified Financial Services - 2.3%
7,440	JPMorgan Chase & Co.	309,802
200	Thomas Weisel Partners Group Inc.*	4,380

	Total Diversified Financial Services	314,182

Insurance - 6.9%
1,500	Ambac Financial Group Inc.	119,400
2,400	American International Group Inc.	158,616
2,600	Chubb Corp.	248,144
17,900	CNA Surety Corp.*	299,467
1,400	Hartford Financial Services Group Inc.	112,770

	Total Insurance	938,397

Thrifts & Mortgage Finance - 3.2%
2,200	MGIC Investment Corp.	146,586
6,100	PMI Group Inc.	280,112

	Total Thrifts & Mortgage Finance	426,698

	TOTAL FINANCIALS	2,914,486

HEALTH CARE - 12.8%
Biotechnology - 1.2%
1,100	Amgen Inc.*	80,025
15,500	Aphton Corp.*	2,248
6,142	Enzo Biochem Inc.*	82,917

	Total Biotechnology	165,190

Pharmaceuticals - 11.6%
6,300	Abbott Laboratories	267,561
6,000	Bentley Pharmaceuticals Inc.*	78,900
2,400	Eli Lilly & Co.	132,720
3,500	GlaxoSmithKline PLC, Sponsored ADR	183,085
3,600	Johnson & Johnson	213,192
2,500	Novartis AG, Sponsored ADR	138,600
10,500	Pfizer Inc.	261,660
5,900	Wyeth	286,268

	Total Pharmaceuticals	1,561,986

	TOTAL HEALTH CARE	1,727,176

INDUSTRIALS - 9.7%
Aerospace & Defense - 5.4%
1,900	Boeing Co.	148,067
6,900	Honeywell International Inc.	295,113
6,100	Raytheon Co.	279,624

	Total Aerospace & Defense	722,804

Airlines - 1.5%
11,000	Southwest Airlines Co.	197,890

Electrical Equipment - 1.2%
2,000	Emerson Electric Co.	167,260

Machinery - 1.6%
3,100	Caterpillar Inc.	222,611

	TOTAL INDUSTRIALS	1,310,565

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 4.6%
14,600	Cisco Systems Inc.*	$316,382
7,400	Motorola Inc.	169,534
6,700	Nokia Oyj, Sponsored ADR	138,824

	Total Communications Equipment	624,740

Computers & Peripherals - 0.8%
1,200	International Business Machines Corp.	98,964
1,500	Sun Microsystems Inc.*	7,695

	Total Computers & Peripherals	106,659

Electronic Equipment & Instruments - 1.3%
4,600	Agilent Technologies Inc.*	172,730
1,300	International DisplayWorks Inc.*	8,515

	Total Electronic Equipment & Instruments	181,245

Internet Software & Services - 0.1%
600	VeriSign Inc.*	14,394

Semiconductors & Semiconductor Equipment - 5.2%
7,900	Applied Materials Inc.	138,329
3,900	Novellus Systems Inc.*	93,600
500	Samsung Electronics Co., Ltd., GDR (a)	163,375
17,567	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	176,724
4,100	Texas Instruments Inc.	133,127

	Total Semiconductors & Semiconductor Equipment	705,155

Software - 1.8%
8,800	Microsoft Corp.	239,448

	TOTAL INFORMATION TECHNOLOGY	1,871,641

MATERIALS - 5.8%
Chemicals - 2.3%
3,200	Dow Chemical Co.	129,920
4,300	E.I. du Pont de Nemours & Co.	181,503

	Total Chemicals	311,423

Metals & Mining - 2.2%
4,800	Alcoa Inc.	146,688
2,700	RTI International Metals Inc.*	148,095
3,500	WGI Heavy Minerals Inc.*	4,200

	Total Metals & Mining	298,983

Paper & Forest Products - 1.3%
2,400	Weyerhaeuser Co.	173,832

	TOTAL MATERIALS	784,238

TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
11,300	Vodafone Group PLC, Sponsored ADR	236,170

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $10,062,242)	12,588,644

See Notes to Schedules of Investments.

SALOMON BROTHERS ALL CAP VALUE FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 6.9%
Repurchase Agreement - 6.9%
$929,000	Interest in $502,414,000 joint tri-party repurchase agreement dated 3/31/06 with Greenwich Capital Markets Inc., 4.800% due 4/3/06; Proceeds at maturity - $929,372; (Fully collateralized by various U.S. government agency obligations, 3.290% to 6.653% due 7/1/17 to 3/1/36; Market value - $947,584) (Cost - $929,000)	$929,000

	TOTAL INVESTMENTS - 100.0% (Cost - $10,991,242#)	13,517,644
	Liabilities in Excess of Other Assets - 0.0%	(3,808)

	TOTAL NET ASSETS - 100.0%	$13,513,836

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 9.5%
Auto Components - 0.4%
$350,000	Johnson Controls Inc., Senior Notes, 5.000% due 11/15/06 (a)	$348,837

Automobiles - 0.3%
120,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (a)	116,339
150,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (a)	112,125
150,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (a)	110,625

	Total Automobiles	339,089

Capital Markets - 0.5%
80,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (a)	77,169
40,000	Lehman Brothers Holdings E-Capital Trust I, 5.550% due 8/19/65 (a)(b)(c)	40,155
50,000	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08 (a)	48,915
350,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (a)	327,078

	Total Capital Markets	493,317

Commercial Banks - 0.6%
180,000	Bank of America Corp., Senior Notes, 3.875% due 1/15/08 (a)	175,906
50,000	Resona Preferred Global Securities Cayman Ltd., Tier 1, 7.191% due 7/30/15 (a)(b)(c)	52,258
220,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (a)	213,847
180,000	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10 (a)	172,899

	Total Commercial Banks	614,910

Commercial Services & Supplies - 0.1%
90,000	Waste Management Inc., 6.375% due 11/15/12 (a)	93,595

Consumer Finance - 0.5%
510,000	General Motors Acceptance Corp., Notes, 6.125% due 8/28/07 (a)	494,823

Diversified Financial Services - 2.2%
60,000	Aiful Corp., Notes, 5.000% due 8/10/10 (a)(b)	58,105
40,000	Credit Suisse First Boston USA Inc., 4.875% due 8/15/10 (a)	39,092
530,000	Ford Motor Credit Co., Notes, 7.375% due 10/28/09 (a)	498,650
400,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.995% due 6/22/07 (a)(c)	400,557
320,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10 (a)	349,485
350,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09 (a)	335,895
350,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13 (a)	352,829
100,000	Residential Capital Corp., Notes, 6.000% due 2/22/11 (a)	99,305

	Total Diversified Financial Services	2,133,918

Diversified Telecommunication Services - 0.6%
100,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (a)	97,871
70,000	Koninklijke KPN NV, Senior Note, 8.000% due 10/1/10 (a)	75,208
120,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15 (a)	111,856
325,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (a)	322,269

	Total Diversified Telecommunication Services	607,204

Electric Utilities - 0.4%
100,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (a)	91,064
	FirstEnergy Corp., Notes:
60,000	Series B, 6.450% due 11/15/11 (a)	62,157
120,000	Series C, 7.375% due 11/15/31 (a)	133,698
70,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (a)	68,728

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Electric Utilities (continued)
$40,000	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15 (a)	$41,346

	Total Electric Utilities	396,993

Energy Equipment & Services - 0.1%
1,000,000	Friede Goldman Halter Inc., 4.500% due 12/15/09 (d)(e)	82,500

Health Care Providers & Services - 0.5%
225,000	HCA Inc., Notes, 7.125% due 6/1/06 (a)	226,675
250,000	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06 (a)	250,645

	Total Health Care Providers & Services	477,320

Hotels, Restaurants & Leisure - 0.0%
25,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08 (a)	25,313

Household Durables - 0.0%
200,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)	0

Independent Power Producers & Energy Traders - 0.1%
110,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (a)	110,281

Industrial Conglomerates - 0.2%
190,000	Tyco International Group SA, 6.000% due 11/15/13 (a)	191,152

IT Services - 0.1%
90,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (a)	94,615

Media - 0.7%
225,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (a)	253,384
180,000	Liberty Media Corp., Bonds, 7.875% due 7/15/09 (a)	190,308
40,000	News America Inc., 6.200% due 12/15/34 (a)	37,581
50,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33 (a)	57,719
	Time Warner Inc.:
90,000	6.875% due 5/1/12 (a)	94,480
30,000	Debentures, 7.700% due 5/1/32 (a)	33,089

	Total Media	666,561

Multi-Utilities - 0.1%
100,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (a)	99,216

Oil, Gas & Consumable Fuels - 1.1%
80,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (a)	89,344
80,000	Anadarko Finance Co., Series B, 7.500% due 5/1/31 (a)	93,310
60,000	ChevronTexaco Capital Co., 3.500% due 9/17/07 (a)	58,640
180,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (a)	204,250
110,000	Devon Energy Corp., Debentures, 7.950% due 4/15/32 (a)	135,122
160,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (a)	183,560
77,000	Pemex Project Funding Master Trust, Notes, 6.625% due 6/15/35 (a)(b)	74,478
130,000	Williams Cos. Inc., Debentures, Series A, 7.500% due 1/15/31 (a)	135,525
90,000	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13 (a)	93,229

	Total Oil, Gas & Consumable Fuels	1,067,458

Paper & Forest Products - 0.2%
160,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	166,766

Road & Rail - 0.3%
336,197	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25 (a)	331,260

Tobacco - 0.2%
140,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (a)	150,738

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Wireless Telecommunication Services - 0.3%
$225,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (a)	$254,529

	TOTAL CORPORATE BONDS & NOTES (Cost - $10,448,577)	9,240,395

CONVERTIBLE BONDS & NOTES - 5.8%
Airlines - 0.6%
600,000	Continental Airlines Inc., Series B, 4.500% due 2/1/07	594,750

Biotechnology - 2.2%
500,000	Enzon Pharmaceuticals Inc., Subordinated Notes, 4.500% due 7/1/08	468,125
400,000	InterMune Inc., Senior Notes, 0.250% due 3/1/11 (b)	381,500
500,000	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	478,750
500,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	441,250
475,000	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	365,750

	Total Biotechnology	2,135,375

Commercial Services & Supplies - 0.6%
600,000	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250% due 4/15/34	559,500

Communications Equipment - 1.1%
600,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	570,000
525,000	Nortel Networks Corp., Senior Notes, 4.250% due 9/1/08	498,094

	Total Communications Equipment	1,068,094

Media - 0.3%
500,000	Charter Communications Inc., Senior Notes, Class A Shares, 5.875% due 11/16/09	348,750

Semiconductors & Semiconductor Equipment - 0.5%
500,000	Amkor Technology Inc., Subordinated Notes, 5.000% due 3/15/07	490,625

Wireless Telecommunication Services - 0.5%
750,000	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29	461,250

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,595,583)	5,658,344

ASSET-BACKED SECURITIES(a) - 4.4%
Automobiles - 1.5%
750,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (b)	719,050
725,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (b)(d)	717,116

	Total Automobiles	1,436,166

Home Equity - 2.2%
400,000	ACE Securities Corp., Series 2006-SL2, Class A, 4.911% due 1/25/36 (c)	400,000
200,000	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.168% due 9/25/34 (c)	201,131
300,000	Countrywide Home Equity Loan Trust, Series 2006-D, Class 2A, 4.976% due 5/15/36 (c)	300,000
230,000	First Franklin Mortgage Loan Trust, Series 2005-FF1, Class-A2B, 5.038% due 12/25/34 (c)	230,306
310,556	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	317,416
300,000	GSAMP Trust, Series 2006-S2, Class A2, 4.923% due 1/25/36 (c)(d)	300,004
300,000	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 4.990% due 4/25/36 (c)	300,000

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Home Equity (continued)
$60,352	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30	$60,498

	Total Home Equity	2,109,355

Student Loan - 0.7%
300,000	First Horizon ABS Trust, Series 2006-HE1, Class A, 4.981% due 10/25/34 (c)	300,000
400,000	SACO I Trust, Series 2006-4, Class A1, 5.020% due 3/25/36 (c)	400,000

	Total Student Loan	700,000

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,278,252)	4,245,521

MORTGAGE-BACKED SECURITIES - 18.3%
FHLMC - 3.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
64,715	8.000% due 7/1/20 (a)	67,871
1,000,000	5.500% due 4/3/36 (g)(h)	976,562
	Gold:
900,000	5.500% 15 year (g)(h)	894,094
67,255	6.500% due 3/1/26-5/1/26 (a)	68,909
1,225,000	6.000% 30 year (g)(h)	1,224,618

	TOTAL FHLMC	3,232,054

FNMA - 12.3%
	Federal National Mortgage Association (FNMA):
168,770	6.500% due 10/1/10-6/1/26 (a)	172,847
4,750,000	5.000% due 4/3/21-5/1/36 (g)(h)	4,554,953
1,400,000	5.500% due 4/3/21 (g)	1,391,687
371,897	4.500% due 11/1/23 (a)	349,792
77,681	9.000% due 1/1/24 (a)	83,771
144,026	7.000% due 3/1/26-4/1/29 (a)	148,660
264,602	7.500% due 11/1/26 (a)	276,468
38,451	8.000% due 5/1/30-2/1/31 (a)	41,034
265,000	4.500% 30 year (g)(h)	244,463
2,550,000	5.500% 30 year (g)(h)	2,489,437
2,180,000	6.000% 30 year (g)	2,177,275

	TOTAL FNMA	11,930,387

GNMA - 2.7%
	Government National Mortgage Association (GNMA):
900,000	5.000% due 4/3/36 (g)(h)	871,875
1,700,000	6.000% due 4/3/36 (g)	1,719,655

	TOTAL GNMA	2,591,530

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $17,970,464)	17,753,971

COLLATERALIZED MORTGAGE OBLIGATIONS(a)(c) - 4.2%
	Countrywide Alternative Loan Trust:
335,637	Series 2005-59, Class 1A1, 5.106% due 11/20/35	337,568
478,486	Series 2005-72, Class A1, 4.851% due 1/25/36	478,935
	Countrywide Home Loan Mortgage Pass Through Trust:
314,910	5.148% due 2/25/35	316,832
395,206	Series 2005-9, Class 1A1, 5.118% due 5/25/35	396,920
	Downey Savings and Loan Association Mortgage Loan Trust:
337,577	Series 2005-AR2, Class 2A1A, 4.986% due 3/19/45	340,765
	Series 2006-AR1:
300,000	Class 1A1A, 4.671% due 3/19/46	300,000

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a)(c) (continued)
$300,000	Class 1A1B, 4.671% due 3/19/47	$300,000
	Harborview Mortgage Loan Trust:
443,883	Series 2004-08, Class 2A4A, 5.176% due 11/19/34	445,187
457,859	Series 2004-11, Class 3A1A, 5.126% due 1/19/35	458,970
397,118	Luminent Mortgage Trust, Series 2006-1, Class A1, 5.058% due 4/25/36	397,760
342,095	Washington Mutual Inc., Series 2005-AR19, Class A1A2, 5.108% due 12/25/45	343,133

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,110,019)	4,116,070

SOVEREIGN BONDS(a) - 1.4%
Brazil - 0.2%
	Federative Republic of Brazil:
30,000	10.125% due 5/15/27	39,000
110,000	11.000% due 8/17/40	141,103

	Total Brazil	180,103

Canada - 0.3%
300,000	Province of Ontario, 3.282% due 3/28/08	288,968

Colombia - 0.1%
70,000	Republic of Colombia, Medium-Term Notes, 11.750% due 2/25/20	99,820

Mexico - 0.3%
263,000	United Mexican States, Medium-Term Notes, Series A, 7.500% due 4/8/33	294,757

Panama - 0.1%
40,000	Republic of Panama, 9.375% due 4/1/29	50,900

Peru - 0.0%
40,000	Republic of Peru, 8.750% due 11/21/33	44,650

Russia - 0.4%
340,000	Russian Federation, 5.000% due 3/31/30	372,619

	TOTAL SOVEREIGN BONDS (Cost - $1,348,192)	1,331,817

SHARES
COMMON STOCKS - 51.9%
CONSUMER DISCRETIONARY - 5.3%
Hotels, Restaurants & Leisure - 0.2%
6,000	McDonald’s Corp.	206,160

Household Durables - 0.1%
490,631	Home Interiors of Gifts Inc. (d)(f)*	132,470

Media - 4.2%
7,350	CBS Corp.	177,135
17,270	Comcast Corp., Class A Shares*	451,783
133,400	News Corp., Class A Shares	2,215,774
56,400	Time Warner Inc.	946,956
7,350	Viacom Inc.*	284,886

	Total Media	4,076,534

Specialty Retail - 0.8%
17,000	Home Depot Inc.	719,100

	TOTAL CONSUMER DISCRETIONARY	5,134,264

CONSUMER STAPLES - 4.5%
Beverages - 1.3%
13,000	Coca-Cola Co.	544,310

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Beverages (continued)
12,600	PepsiCo Inc.	$728,154

	Total Beverages	1,272,464

Food & Staples Retailing - 2.3%
28,868	FHC Delaware Inc. (d)(f)*	137,123
43,800	Wal-Mart Stores Inc.	2,069,112

	Total Food & Staples Retailing	2,206,235

Household Products - 0.5%
9,500	Colgate-Palmolive Co.	542,450

Personal Products - 0.4%
12,400	Avon Products Inc.	386,508

	TOTAL CONSUMER STAPLES	4,407,657

ENERGY - 8.3%
Energy Equipment & Services - 2.4%
24,500	Halliburton Co.	1,788,990
4,000	Schlumberger Ltd.	506,280

	Total Energy Equipment & Services	2,295,270

Oil, Gas & Consumable Fuels - 5.9%
10,000	BP PLC, Sponsored ADR	689,400
7,000	Chevron Corp.	405,790
33,000	Exxon Mobil Corp.	2,008,380
6,000	Royal Dutch Shell PLC, ADR, Class A Shares	373,560
30,000	Suncor Energy Inc.	2,310,600

	Total Oil, Gas & Consumable Fuels	5,787,730

	TOTAL ENERGY	8,083,000

FINANCIALS - 11.9%
Capital Markets - 2.0%
52,400	Bank of New York Co. Inc.	1,888,496

Commercial Banks - 0.8%
18,000	Bank of America Corp.	819,720

Consumer Finance - 0.7%
12,500	American Express Co.	656,875

Diversified Financial Services - 2.0%
47,500	JPMorgan Chase & Co.	1,977,900

Insurance - 3.6%
13,700	American International Group Inc.	905,433
466	Berkshire Hathaway Inc., Class B Shares*	1,403,592
12,000	Chubb Corp.	1,145,280

	Total Insurance	3,454,305

Real Estate - 2.8%
35,000	Bedford Property Investors Inc.	942,550
7,500	Brandywine Realty Trust	238,200
14,800	Duke Realty Corp.	561,660
13,500	New Plan Excel Realty Trust Inc.	350,190
14,000	Reckson Associates Realty Corp.	641,480

	Total Real Estate	2,734,080

	TOTAL FINANCIALS	11,531,376

HEALTH CARE - 2.8%
Pharmaceuticals - 2.8%
8,000	Merck & Co. Inc.	281,840
40,200	Pfizer Inc.	1,001,784
15,500	Schering-Plough Corp.	294,345
23,500	Wyeth	1,140,220

	TOTAL HEALTH CARE	2,718,189

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
INDUSTRIALS - 5.4%
Air Freight & Logistics - 0.5%
6,200	United Parcel Service Inc., Class B Shares	$492,156

Commercial Services & Supplies - 0.0%
4,310	Continental AFA Dispensing Co. (d)(f)*	23,705

Industrial Conglomerates - 3.1%
87,100	General Electric Co.	3,029,338

Road & Rail - 1.8%
37,000	Canadian National Railway Co.	1,675,360

	TOTAL INDUSTRIALS	5,220,559

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 2.2%
45,900	Cisco Systems Inc.*	994,653
50,000	Motorola Inc.	1,145,500

	Total Communications Equipment	2,140,153

Computers & Peripherals - 3.7%
2,028	Axiohm Transaction Solutions Inc. (d)(f)*	0
30,022	Hewlett-Packard Co.	987,724
31,000	International Business Machines Corp.	2,556,570

	Total Computers & Peripherals	3,544,294

Internet Software & Services - 0.5%
1,300	Google Inc., Class A Shares*	507,000

Semiconductors & Semiconductor Equipment - 1.2%
10,379	Freescale Semiconductor Inc., Class B Shares*	288,225
45,200	Intel Corp.	874,620

	Total Semiconductors & Semiconductor Equipment	1,162,845

Software - 1.6%
58,200	Microsoft Corp.	1,583,622

	TOTAL INFORMATION TECHNOLOGY	8,937,914

MATERIALS - 1.3%
Chemicals - 0.4%
5,341	Monsanto Co.	452,650

Metals & Mining - 0.9%
27,900	Alcoa Inc.	852,624

	TOTAL MATERIALS	1,305,274

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
59,100	AT&T Inc.	1,598,064
44,160	Verizon Communications Inc.	1,504,090

	TOTAL TELECOMMUNICATION SERVICES	3,102,154

	TOTAL COMMON STOCKS (Cost - $39,745,241)	50,440,387

FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 8.6%
U.S. Government Agencies - 1.2%
$1,000,000	Federal National Mortgage Association (FNMA),
	Subordinated Benchmark Notes, 6.250% due 2/1/11 (a)	1,038,178
100,000	Tennessee Valley Authority, Notes, 5.375% due 4/1/56	98,598

		1,136,776

U.S. Government Obligations - 7.4%
	U.S. Treasury Bonds:
923,000	6.125% due 8/15/29	1,058,494
230,000	5.375% due 2/15/31	242,183

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations (continued)
	Inflation Indexed:
$499,430	2.000% due 1/15/16	$484,623
499,430	2.000% due 1/15/26	473,444
	U.S. Treasury Notes:
1,000,000	3.375% due 2/15/08	974,297
310,000	4.500% due 2/15/09	307,409
400,000	3.375% due 10/15/09	381,422
2,600,000	4.250% due 8/15/13	2,501,486
335,000	4.500% due 2/15/16	325,918
523,245	Inflation Indexed, 0.875% due 4/15/10	495,775

	Total U.S. Government Obligations	7,245,051

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,522,732)	8,381,827

SHARES
PREFERRED STOCK(d) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	TCR Holdings Corp.:
321	Class B Shares, 0.000% (f)*	0
177	Class C Shares, 0.000% (f)*	0
466	Class D Shares, 0.000% (f)*	1
964	Class E Shares, 0.000% (f)*	1

	TOTAL FINANCIALS	2

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
2,711	PTV Inc., Cumulative, Series A, 10.000%	5,178

	TOTAL PREFERRED STOCK (Cost - $115)	5,180

CONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCIALS - 0.5%
Thrifts & Mortgage Finance - 0.5%
10,000	Sovereign Capital Trust IV, 4.375% due 3/1/34	456,250

INDUSTRIALS - 0.5%
Trading Companies & Distributors - 0.5%
10,000	United Rentals Trust I, 6.500% due 8/1/28	472,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $913,110)	928,750

WARRANT
WARRANTS - 0.0%
229,655	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(f)*	1
2,373	Lucent Technologies Inc., Expires 12/10/07*	1,483

	TOTAL WARRANTS (Cost - $0)	1,484

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $92,932,285)	102,103,746

FACE AMOUNT
SHORT-TERM INVESTMENTS - 12.2%
U.S. Government Agency - 0.1%
$50,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.000% due 5/15/06 (Cost - $49,729)	$49,729

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreements - 12.1%
$2,690,000	Interest in $95,424,000 joint tri-party repurchase agreement dated 3/31/06 with Banc of America Securities LLC, 4.750% due 4/3/06; Proceeds at maturity - $2,691,065; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.710% due 9/6/06 to 1/30/07; Market value - $2,743,802)	$2,690,000
9,115,000	Merrill Lynch, Pierce, Fenner & Smith Inc., tri-party repurchase agreement dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $19,408,744; (Fully collateralized by Federal National Mortgage Association Notes, 5.300% due 2/22/11; Market value - $9,297,667) (a)	9,115,000

	Total Repurchase Agreements (Cost - $11,805,000)	11,805,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,854,729)	11,854,729

	TOTAL INVESTMENTS - 117.3% (Cost - $104,787,014#)	113,958,475
	Liabilities in Excess of Other Assets - (17.3)%	(16,802,876)

	TOTAL NET ASSETS - 100.0%	$97,155,599

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, to-be-announced securities (“TBA’s”) and mortgage dollar rolls.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(e)	Security is currently in default.

(f)	Illiquid security.

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

SALOMON BROTHERS LARGE CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 101.2%
CONSUMER DISCRETIONARY - 20.2%
Internet & Catalog Retail - 10.0%
6,100	Amazon.com Inc.*	$222,711
3,200	eBay Inc.*	124,992
3,850	IAC/InterActiveCorp.*	113,459

	Total Internet & Catalog Retail	461,162

Media - 5.3%
8,300	Time Warner Inc.	139,357
3,800	Walt Disney Co.	105,982

	Total Media	245,339

Specialty Retail - 4.9%
1,700	Bed Bath & Beyond Inc.*	65,280
3,860	Home Depot Inc.	163,278

	Total Specialty Retail	228,558

	TOTAL CONSUMER DISCRETIONARY	935,059

CONSUMER STAPLES - 10.7%
Beverages - 4.5%
2,500	Coca-Cola Co.	104,675
1,800	PepsiCo Inc.	104,022

	Total Beverages	208,697

Food Products - 2.5%
1,800	Wm. Wrigley Jr. Co.	115,200

Household Products - 3.7%
2,943	Procter & Gamble Co.	169,576

	TOTAL CONSUMER STAPLES	493,473

FINANCIALS - 14.3%
Capital Markets - 7.9%
2,800	Merrill Lynch & Co. Inc.	220,528
2,301	Morgan Stanley	144,549

	Total Capital Markets	365,077

Insurance - 6.4%
1,800	American International Group Inc.	118,962
2	Berkshire Hathaway Inc., Class A Shares*	180,700

	Total Insurance	299,662

	TOTAL FINANCIALS	664,739

HEALTH CARE - 20.4%
Biotechnology - 13.3%
3,030	Amgen Inc.*	220,433
3,000	Biogen Idec Inc.*	141,300
3,000	Genentech Inc.*	253,530

	Total Biotechnology	615,263

Pharmaceuticals - 7.1%
1,600	Eli Lilly & Co.	88,480
1,650	Johnson & Johnson	97,713
5,736	Pfizer Inc.	142,941

	Total Pharmaceuticals	329,134

	TOTAL HEALTH CARE	944,397

INDUSTRIALS - 2.3%
Industrial Conglomerates - 2.3%
3,098	General Electric Co.	107,748

See Notes to Schedules of Investments.

SALOMON BROTHERS LARGE CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 11.5%
5,410	Cisco Systems Inc.*	$117,235
5,500	Juniper Networks Inc.*	105,160
7,700	Motorola Inc.	176,407
2,700	QUALCOMM Inc.	136,647

	Total Communications Equipment	535,449

Computers & Peripherals - 2.4%
1,746	Dell Inc.*	51,961
4,400	EMC Corp.*	59,972

	Total Computers & Peripherals	111,933

Internet Software & Services - 5.3%
3,500	Akamai Technologies Inc.*	115,115
4,000	Yahoo! Inc.*	129,040

	Total Internet Software & Services	244,155

Semiconductors & Semiconductor Equipment - 6.4%
5,010	Intel Corp.	96,943
6,100	Texas Instruments Inc.	198,067

	Total Semiconductors & Semiconductor Equipment	295,010

Software - 7.7%
2,700	Electronic Arts Inc.*	147,744
3,820	Microsoft Corp.	103,942
3,800	Red Hat Inc.*	106,324

	Total Software	358,010

	TOTAL INFORMATION TECHNOLOGY	1,544,557

	TOTAL INVESTMENTS - 101.2% (Cost - $4,156,906#)	4,689,973
	Liabilities in Excess of Other Assets - (1.2)%	(56,956)

	TOTAL NET ASSETS - 100.0%	$4,633,017

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.1%
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 3.7%
178,700	CKE Restaurants Inc.	$3,109,380
67,721	Ctrip.com International Ltd., ADR	5,600,527
74,700	PF Chang’s China Bistro Inc.*	3,681,963
90,700	Station Casinos Inc.	7,198,859
154,500	Steak ‘n Shake Co.*	3,259,950

	Total Hotels, Restaurants & Leisure	22,850,679

Household Durables - 0.7%
295,900	Tempur-Pedic International Inc.*	4,186,985

Leisure Equipment & Products - 1.2%
172,700	Marvel Entertainment Inc.*	3,474,724
76,400	SCP Pool Corp.	3,583,924

	Total Leisure Equipment & Products	7,058,648

Media - 2.5%
243,800	R.H. Donnelley Corp.*	14,196,474
65,800	Regal Entertainment Group, Class A Shares	1,237,698

	Total Media	15,434,172

Specialty Retail - 2.2%
43,000	Abercrombie & Fitch Co., Class A Shares	2,506,900
128,250	Men’s Wearhouse Inc.	4,609,305
325,500	Pier 1 Imports Inc.	3,779,055
167,100	West Marine Inc.*	2,508,171

	Total Specialty Retail	13,403,431

Textiles, Apparel & Luxury Goods - 0.5%
96,700	K-Swiss Inc., Class A Shares	2,914,538

	TOTAL CONSUMER DISCRETIONARY	65,848,453

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.6%
109,100	United Natural Foods Inc.*	3,815,227

Food Products - 0.1%
35,757	Reddy Ice Holdings Inc.	794,163

Household Products - 0.6%
163,900	Spectrum Brands Inc.*	3,559,908

Personal Products - 0.9%
291,600	Nu Skin Enterprises Inc., Class A Shares	5,111,748

	TOTAL CONSUMER STAPLES	13,281,046

ENERGY - 4.5%
Energy Equipment & Services - 2.9%
29,600	Atwood Oceanics Inc.*	2,989,896
74,350	CARBO Ceramics Inc.	4,231,259
511,200	Key Energy Services Inc.*	7,795,800
73,000	Todco, Class A Shares	2,876,930

	Total Energy Equipment & Services	17,893,885

Oil, Gas & Consumable Fuels - 1.6%
64,700	Cheniere Energy Inc.*	2,624,879
63,800	OPTI Canada Inc.*	2,421,075
171,150	Range Resources Corp.	4,674,106

	Total Oil, Gas & Consumable Fuels	9,720,060

	TOTAL ENERGY	27,613,945

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 6.2%
Capital Markets - 0.9%
50,800	Affiliated Managers Group Inc.*	$5,415,788

Commercial Banks - 2.3%
107,400	Cullen/Frost Bankers Inc.	5,772,750
117,600	East-West Bancorp Inc.	4,533,480
72,100	Westamerica Bancorporation	3,743,432

	Total Commercial Banks	14,049,662

Insurance - 0.5%
203,500	Universal American Financial Corp.*	3,133,900

Real Estate - 2.5%
36,600	Alexandria Real Estate Equities Inc.	3,489,078
33,900	BioMed Realty Trust Inc.	1,004,796
57,600	Cousins Properties Inc.	1,925,568
56,400	Global Signal Inc.	2,774,880
43,300	Gramercy Capital Corp.	1,079,469
88,000	PS Business Parks Inc.	4,920,960

	Total Real Estate	15,194,751

	TOTAL FINANCIALS	37,794,101

HEALTH CARE - 16.4%
Biotechnology - 8.9%
289,600	Abgenix Inc.*	6,516,000
45,800	Alexion Pharmaceuticals Inc.*	1,622,236
150,400	Arena Pharmaceuticals Inc.*	2,723,744
248,600	CV Therapeutics Inc.*	5,489,088
280,200	InterMune Inc.*	5,194,908
425,600	Nektar Therapeutics*	8,673,728
319,300	NPS Pharmaceuticals Inc.*	2,726,822
1,319,500	Oscient Pharmaceuticals Corp.*	2,639,000
714,500	Panacos Pharmaceuticals Inc.*	5,401,620
246,700	PDL BioPharma Inc.*	8,091,760
210,800	Tanox Inc.*	4,093,736
28,800	Vertex Pharmaceuticals Inc.*	1,053,792

	Total Biotechnology	54,226,434

Health Care Equipment & Supplies - 3.0%
96,700	Advanced Medical Optics Inc.*	4,510,088
52,100	Cooper Cos. Inc.	2,814,963
272,400	DJ Orthopedics Inc.*	10,830,624

	Total Health Care Equipment & Supplies	18,155,675

Health Care Providers & Services - 2.8%
153,600	Health Net Inc.*	7,805,952
95,400	LifePoint Hospitals Inc.*	2,966,940
71,500	Manor Care Inc.	3,171,025
70,000	WellCare Health Plans Inc.*	3,180,800

	Total Health Care Providers & Services	17,124,717

Pharmaceuticals - 1.7%
175,300	Andrx Corp.*	4,161,622
176,600	AVANIR Pharmaceuticals, Class A*	2,581,892
103,100	Endo Pharmaceuticals Holdings, Inc.*	3,382,711

	Total Pharmaceuticals	10,126,225

	TOTAL HEALTH CARE	99,633,051

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.7%
83,200	Aviall Inc.*	3,168,256

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Aerospace & Defense (continued)
69,900	Orbital Sciences Corp.*	$1,105,818

	Total Aerospace & Defense	4,274,074

Building Products - 1.3%
82,000	ElkCorp	2,767,500
87,000	NCI Building Systems, Inc.*	5,199,990

	Total Building Products	7,967,490

Commercial Services & Supplies - 2.0%
129,300	Herman Miller Inc.	4,190,613
113,000	IHS Inc., Class A Shares*	3,090,550
264,600	Steelcase Inc., Class A Shares	4,762,800

	Total Commercial Services & Supplies	12,043,963

Machinery - 1.9%
121,600	IDEX Corp.	6,343,872
138,800	Stewart & Stevenson Services Inc.	5,063,424

	Total Machinery	11,407,296

Trading Companies & Distributors - 2.7%
301,100	MSC Industrial Direct Co. Inc., Class A Shares	16,265,422

	TOTAL INDUSTRIALS	51,958,245

INFORMATION TECHNOLOGY - 32.0%
Communications Equipment - 4.7%
283,100	ADC Telecommunications Inc.*	7,244,529
289,700	China GrenTech Corp. Ltd. ADR*	4,953,870
483,600	ECI Telecom Ltd.*	5,479,188
1,147,600	Extreme Networks Inc.*	5,760,952
63,200	MasTec Inc.*	895,544
203,700	NETGEAR Inc.*	3,872,337

	Total Communications Equipment	28,206,420

Computers & Peripherals - 2.2%
67,900	Avid Technology Inc.*	2,950,934
365,400	Electronics for Imaging Inc.*	10,220,238

	Total Computers & Peripherals	13,171,172

Electronic Equipment & Instruments - 1.5%
340,500	Dolby Laboratories Inc., Class A Shares*	7,116,450
33,900	Mettler-Toledo International Inc.*	2,045,526

	Total Electronic Equipment & Instruments	9,161,976

Internet Software & Services - 11.4%
123,800	AsiaInfo Holdings Inc.*	619,000
536,522	Digitas Inc.*	7,725,916
176,400	Jupitermedia Corp.*	3,171,672
358,300	Openwave Systems Inc.*	7,732,114
1,310,100	RealNetworks Inc.*	10,808,325
377,100	SINA Corp.*	10,521,090
719,300	SkillSoft PLC, ADR*	3,769,132
533,700	Sohu.com Inc.*	14,244,453
135,000	Tom Online Inc., ADR*	3,434,400
175,600	ValueClick Inc.*	2,971,152
135,500	WebEx Communications Inc.*	4,562,285

	Total Internet Software & Services	69,559,539

IT Services - 2.3%
199,000	MoneyGram International, Inc.	6,113,280
447,500	Sapient Corp.*	3,414,425
163,300	Wright Express Corp.*	4,580,565

	Total IT Services	14,108,270

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 5.4%
84,900	Cymer Inc.*	$3,857,856
233,000	Himax Technologies Inc. ADR*	2,038,750
133,400	PortalPlayer Inc.*	2,965,482
771,500	RF Micro Devices Inc.*	6,673,475
163,273	Tessera Technologies Inc.*	5,237,798
4,090,300	Zarlink Semiconductor Inc.*	12,066,385

	Total Semiconductors & Semiconductor Equipment	32,839,746

Software - 4.5%
151,400	Kongzhong Corp., ADR*	1,999,994
113,700	MICROS Systems Inc.*	5,238,159
78,500	Salesforce.com Inc.*	2,851,905
409,000	Take-Two Interactive Software Inc.*	7,631,940
622,800	TIBCO Software Inc.*	5,206,608
357,000	Wind River Systems Inc.*	4,444,650

	Total Software	27,373,256

	TOTAL INFORMATION TECHNOLOGY	194,420,379

MATERIALS - 5.1%
Chemicals - 3.5%
65,600	Cytec Industries Inc.	3,936,656
114,700	Minerals Technologies Inc.	6,699,627
60,400	Scotts Miracle-Gro Co., Class A Shares	2,763,904
198,100	Senomyx Inc.*	3,260,726
162,000	Valspar Corp.	4,514,940

	Total Chemicals	21,175,853

Metals & Mining - 1.6%
127,100	Apex Silver Mines Ltd.*	3,018,625
264,000	Compass Minerals International Inc.	6,597,360

	Total Metals & Mining	9,615,985

	TOTAL MATERIALS	30,791,838

TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 1.8%
753,100	Cincinnati Bell Inc.*	3,404,012
298,900	Citizens Communications Co.	3,966,403
34,800	Commonwealth Telephone Enterprises Inc.	1,198,860
56,500	PanAmSat Holding Corp.	1,402,330
71,400	Time Warner Telecom Inc., Class A Shares*	1,281,630

	Total Diversified Telecommunication Services	11,253,235

Wireless Telecommunication Services - 4.8%
574,887	American Tower Corp., Class A Shares*	17,430,574
600,600	Dobson Communications Corp., Class A Shares*	4,816,812
125,700	Nextel Partners Inc., Class A Shares*	3,559,824
252,190	WiderThan Co. Ltd., ADR*	3,333,952

	Total Wireless Telecommunication Services	29,141,162

	TOTAL TELECOMMUNICATION SERVICES	40,394,397

UTILITIES - 0.7%
Electric Utilities - 0.7%
170,300	ITC Holdings Corp.	4,470,375

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $440,646,715)	566,205,830

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 8.0%
Repurchase Agreement - 8.0%
$48,902,000	Interested in $502,414,000 joint tri-party repurchase agreement dated 3/31/06 with Greenwich Capital Markets Inc., 4.800% due 4/3/06; Proceeds at maturity - $48,921,561; (Fully collateralized by various U.S. government agency obligations, 3.290% to 6.653% due 7/1/17 to 3/1/36; Market value - $49,880,253) (Cost - $48,902,000)	$48,902,000

	TOTAL INVESTMENTS - 101.1% (Cost - $489,548,715#)	615,107,830
	Liabilities in Excess of Other Assets - (1.1)%	(6,779,024)

	TOTAL NET ASSETS - 100.0%	$608,328,806

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers All Cap Value Fund (“All Cap Value Fund”), Salomon Brothers Balanced Fund (“Balanced Fund”), Salomon Brothers Large Cap Growth Fund (“Large Cap Growth Fund”) and Salomon Brothers Small Cap Growth Fund (“Small Cap Growth Fund”) (collectively the “Funds”), are separate investment funds of the Salomon Brothers Series Funds Inc., a Maryland corporation, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Notes to Schedule of Investments (unaudited) (continued)

(e) Mortgage Dollar Rolls. The Balanced Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. The Balanced Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
All Cap Value Fund	$2,816,628	$(290,226)	$2,526,402
Balanced Fund	13,944,698	(4,773,237)	9,171,461
Large Cap Growth Fund	673,696	(140,629)	533,067
Small Cap Growth Fund	132,162,688	(6,603,573)	125,559,115

At March 31, 2006, the Balanced Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 Year Notes	44	6/06	$4,618,720	$4,595,250	$(23,470)
U.S. Treasury 20 Year Bonds	7	6/06	776,598	764,094	(12,504)

					(35,974)
Contracts to Sell:
U.S. Treasury 10 Year Notes	15	6/06	$1,608,909	$1,595,859	$13,050

Net Unrealized Loss on Open Futures Contracts					$(22,924)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2006, the Balanced Fund held TBA securities with a total cost of $16,767,131.

The average monthly balance of dollar rolls outstanding for the Balanced Fund during the three months ended March 31, 2006 was approximately $14,960,807.

At March 31, 2006, the Balanced Fund had outstanding mortgage dollar rolls with a total cost of $16,767,131. There were no counterparties with mortgage dollar rolls outstanding in excess of 10% of net assets at March 31, 2006.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 29, 2006